Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 470,036
Less: imputed interest	(125,500)
Lease Liabilities	344,536	$ 224,300	$ 0
Less Than One Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	99,960
One to Five Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 370,076